LOANS AND FINANCING	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
LOANS AND FINANCING	LOANS AND FINANCING

Description	Average nominal rate p.a.	Effective rate p.a.	Maturity	December 31, 2025	Funding (–) costs	Payment of principal	Interest payment	Conversion into shares	GUC	Restructuring effect	Interest	Foreign currency exchange	Amortized cost	June 30, 2026 (Unaudited)

In foreign currency – US$

Senior notes – 2026	—	—	—	187,585	—	(2,336)	—	—	(168,193)	—	(7,049)	(10,304)	297	—
Senior notes – 2028	—	—	—	19,259	—	(183)	—	—	(17,251)	—	(772)	(1,053)	—	—
Senior notes – 2029	—	—	—	29,246	—	(280)	—	—	(26,379)	—	(981)	(1,606)	—	—
Senior notes – 2030	—	—	—	192,422	—	(1,493)	—	—	(174,233)	—	(6,134)	(10,562)	—	—
Senior notes 1L – 2028	—	—	—	6,348,705	—	—	—	(5,730,235)	—	87,794	(564,692)	(141,572)	—	—
Senior notes 2L – 2029	—	—	—	933,400	—	—	—	(845,232)	—	12,939	(80,293)	(20,814)	—	—
Senior notes 2L – 2030	—	—	—	2,133,376	—	—	—	(1,941,142)	—	29,716	(174,378)	(47,572)	—	—
DIP – 2026	—	—	—	9,594,861	115,359	(7,509,038)	(192,640)	(1,782,272)	—	—	192,737	(533,335)	114,328	—
Exit notes	9.9%	10.5%	Feb-31	—	7,046,801	—	—	—	—	—	278,006	(75,467)	11,912	7,261,252
Executed letters of credit	Sofr 3M + 3%	6.7%	Dec-29	1,376,106	20,901	(74,017)	(14,824)	—	(179,594)	(423,749)	9,246	(33,118)	—	680,951
Aircraft, engines and others	Sofr 1M + 4.6%	8.2%	Aug-26	646,364	—	(295,416)	(15,811)	—	—	—	14,329	(45,501)	—	303,965
	Sofr 3M + 2.6%	9.8%	Mar-29	220,330	17,584	(62,460)	(6,370)	—	—	—	6,844	(14,383)	2,948	164,493
	4.7%	4.7%	Dec-26	11,694	—	(7,597)	(587)	—	(428)	—	225	(624)	—	2,683
	11.0%	11.0%	Jul-27	—	55,280	—	—	—	—	—	1,365	1,582	—	58,227

				21,693,348	7,255,925	(7,952,820)	(230,232)	(10,298,881)	(566,078)	(293,300)	(331,547)	(934,329)	129,485	8,471,571
In local currency - R$

Executed derivatives	—	—	—	38,241	—	—	—	—	(38,241)	—	—	—	—	—
Debentures	CDI + 3.0%	17.6%	Feb-31	658,473	—	(23,076)	(44,422)	—	(187,979)	—	27,989	—	—	430,985
Executed letters of credit	—	15.7%	Dec-35	669,542	—	—	—	—	(7,847)	401,374	(412,118)	—	—	650,951
Working capital	CDI	14.2%	Dec-26	—	330,000	—	—	—	—	—	520	—	—	330,520

				1,366,256	330,000	(23,076)	(44,422)	—	(234,067)	401,374	(383,609)	—	—	1,412,456

Total in R$				23,059,604	7,585,925	(7,975,896)	(274,654)	(10,298,881)	(800,145)	108,074	(715,156)	(934,329)	129,485	9,884,027

Current				13,783,259										1,347,728
Non-current				9,276,345										8,536,299
Debt amortization schedule

Description	June 30, 2026 (Unaudited)	December 31, 2025

2026	1,033,746	13,783,259
2027	627,217	187,397
2028	455,805	5,880,851
2029	467,496	970,121
After 2029	7,299,763	2,237,976

	9,884,027	23,059,604

Current	1,347,728	13,783,259
Non-current	8,536,299	9,276,345

18.2Reorganization

In the first quarter of 2026, the Company completed the implementation of the Joint Reorganization Plan conducted under Chapter 11 proceedings in the United States, with an effective date of February 20, 2026. The Plan encompassed an integrated set of transactions leading to the substantial restructuring of the Company’s financial liabilities, as detailed below:

18.2.1Senior notes
In the first quarter of 2026, the Company completed the mandatory capitalization public offering of Senior Notes 1L – 2028 and Senior Notes 2L – 2029 and 2030, a key step in the Reorganization Plan. On January 6, 2026, the Board of Directors approved the conversion of the balance into capital increase in the amount of R$7,364,320, through the issuance of 121,518 common shares, after the reverse stock split.
Additionally, the Company issued subscription warrants, which conversion gave rise to a capital increase amounting to R$1,152,289 through the issuance of 52,197,206 common shares, after the reverse stock split.
Due to the difference between the par value and the fair value of the share on the conversion date, a loss of R$1,880,510 was recognized in line item “Fair value adjustments upon conversion into shares” in the statement of operations, with a corresponding entry in “Capital reserve”.
Due to the difference between the debt amount and the capital increase granted to creditors, a loss of R$130,449 was recognized in line item “Restructuring of loans and financing” in the statement of operations.

18.2.2DIP 2026
In the first quarter of 2026, the Company completed the Equity Rights Offering (“ERO”) and converted into share capital the amount of R$1,782,272 through the issuance of 108,352,246 common shares, after the reverse stock split.
Due to the difference between the par value and the fair value of the shares on the conversion date, a loss of R$2,443,466 was recognized in line item “Fair value adjustments upon conversion into shares” in the statement of operations, with a corresponding entry in “Capital reserve”.
18.2.3GUC
Due to the emergence from Chapter 11, certain transactions were negotiated and will not be paid; therefore, the remaining balances amounting to R$800,145 were written off and the gains were recognized in line item “Loans – GUC – Chapter 11” in the statement of operations.

18.3Relevant funding

18.3.1Exit Notes
In the first quarter of 2026, the Company conducted a private offering and issued notes (“Exit Notes”) in the amount of R$7,196,439 (equivalent to US$1.4 billion), with costs of R$80,132, and an original issue discount (“OID”) of R$69,506, bearing interest equivalent to 9.9% per year, with semiannual interest payments and maturity in February 2031.
The Exit Notes are secured by receivables from Azul Fidelidade, Azul Viagens, and Azul Cargo, as well as brands, domains, other intellectual property assets, and equity interests in certain subsidiaries.

18.3.2Working capital financing

In June 2026, the Company obtained financing from the Federal Government, through Banco do Brasil, under the credit facility established pursuant to CMN Resolution No. 5,305, dated May 20, 2026, issued based on article 21 of Provisional Measure No. 1,349, dated April 7, 2026. The facility is intended to provide working capital support to regular air service providers and was obtained in the amount of R$330,000, bearing interest equivalent to 100% of the average CDI rate, with principal and interest payable in a single installment maturing in December 2026.

18.3.3Covenants
The Company’s loan and financing agreements are subject to covenants, in the quarter, only for the contract as follows:

Covenant related to:	Measurement indicators	Indicators needed to a measurement	Reached

Aircraft, engines and others	Quarterly	(i) Minimum liquidity at the end of each quarter shall not be less than R$1 billion.	Reached